SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Assets:
Derivative assets	$ 1,349
Total financial assets	1,349
Liabilities:
Payment obligation in connection with acquisitions	13,645
Derivative liabilities	1,779
Long-term convertible debt	35,752
Total financial liabilities	51,176
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Long-term convertible debt	35,752
Total financial liabilities	35,752
Level 2 [Member]
Assets:
Derivative assets	1,349
Total financial assets	1,349
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	1,779
Long-term convertible debt
Total financial liabilities	1,779
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	13,645
Derivative liabilities
Long-term convertible debt
Total financial liabilities	$ 13,645